Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Loans, net of allowance for loan losses of $23,909 and $22,731, respectively	$ 1,727,253	$ 1,667,088
Held-to-maturity, at amortized cost (market value $32,111 and $36,145, respectively)	32,480	36,624
Available-for-sale, at market (amortized cost $338,449 and $319,201, respectively)	332,716	312,585
Total securities	365,196	349,209
Loans held for sale	5,106	14,788
Interest bearing deposits	44,465	0
Restricted equity securities, at cost	3,012	3,012
Total earning assets	2,145,032	2,034,097
Cash and due from banks	51,053	47,918
Premises and equipment, net	54,215	44,414
Accrued interest receivable	6,266	6,104
Deferred income taxes	7,424	10,758
Other real estate	1,635	4,527
Bank owned life insurance	29,475	28,616
Goodwill	4,805	4,805
Other assets	17,128	16,812
Total assets	2,317,033	2,198,051
LIABILITIES AND STOCKHOLDERS’ EQUITY
Deposits	2,037,745	1,942,135
Securities sold under repurchase agreements	864	736
Accrued interest and other liabilities	10,694	10,560
Total liabilities	2,049,303	1,953,431
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 10,450,711 and 10,319,673 shares issued and outstanding, respectively	20,901	20,639
Additional paid-in capital	66,047	60,541
Retained earnings	185,017	167,523
Net unrealized losses on available-for-sale securities, net of taxes of $1,498 and $2,533, respectively	(4,235)	(4,083)
Total stockholders’ equity	267,730	244,620
COMMITMENTS AND CONTINGENCIES
Total liabilities and stockholders’ equity	$ 2,317,033	$ 2,198,051